Other payables and accruals (Tables)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
2025
USD

Accrued expenses	3,500
Other payables	15,003

18,503

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
	2025	2024
	USD	USD

Other payables	816,176	719,711
Accruals	48,734	129,740
Deposit received	13,511	106,612

	878,421	956,063